Cash and Bank Balances - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Restricted cash used as collateral by the banks for the issuance of bills to suppliers	¥ 28.0	$ 3.9	¥ 27.7
Undrawn borrowing facilities	534.5	75.2	518.0
Fixed deposits held with related party	¥ 51.2	$ 7.2	¥ 36.6
Bottom of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate on bank deposits	2.50%	2.50%	1.30%
Top of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate on bank deposits	5.70%	5.70%	5.20%